Principal Products and Services, and Functions of each Segment (Detail)	12 Months Ended
Mar. 31, 2011
Motorcycle business
Segment Reporting Disclosure [Line Items]
Principal products and services	Motorcycles, all-terrain vehicles (ATVs), and relevant parts
Functions	Research & Development Manufacturing Sales and related services
Automobile business
Segment Reporting Disclosure [Line Items]
Principal products and services	Automobiles and relevant parts
Functions	Research & Development Manufacturing Sales and related services
Financial services business
Segment Reporting Disclosure [Line Items]
Principal products and services	Financial, insurance services
Functions	Retail loan and lease related to Honda products Others
Power product and other businesses
Segment Reporting Disclosure [Line Items]
Principal products and services	Power products and relevant parts, and others
Functions	Research & Development Manufacturing Sales and related services Others